ETFB Green SRI REITs ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Australia - 5.5%
Arena REIT	8,634	$21,763
Charter Hall Social Infrastructure REIT	3,261	5,451
Dexus Industria REIT	16,842	31,894
Mirvac Group	125,835	175,845
Vicinity, Ltd.	104,784	144,375
		379,328

Japan - 8.2%
Advance Residence Investment Corporation	77	161,206
Japan Logistics Fund, Inc.	31	52,786
Mitsui Fudosan Logistics Park, Inc.	35	98,282
Nippon Prologis REIT, Inc.	155	254,556
		566,830

Netherlands - 0.4%
NSI NV	1,269	26,914

New Zealand - 0.1%
Goodman Property Trust	6,836	8,384

Singapore - 3.7%
Frasers Logistics & Commercial Trust	275,772	204,108
PARAGON REIT	80,002	52,633
		256,741

United Kingdom - 2.8%
ABRDN PROPERTY INCOME TRUST, Ltd.	4,866	3,394
Custodian Property Income REIT plc	3,429	3,391
Empiric Student Property plc	6,892	8,543
Life Science REIT plc	6,757	2,925
Picton Property Income, Ltd.	4,886	4,600
Segro plc	5,934	69,802
Target Healthcare REIT plc	14,235	14,847
UNITE Group plc	6,814	83,409
		190,911

United States - 78.6%(a)
Agree Realty Corporation	380	26,209
Alexander & Baldwin, Inc.	1,183	23,317
Alexandria Real Estate Equities, Inc.	2,512	294,633
American Homes 4 Rent - Class A	3,342	120,613
Apple Hospitality REIT, Inc.	3,227	47,727
AvalonBay Communities, Inc.	2,673	547,751
Camden Property Trust	1,412	156,379
CubeSmart	3,492	166,149
Digital Realty Trust, Inc.	3,259	487,188
EastGroup Properties, Inc.	1,756	328,355
Equity LifeStyle Properties, Inc.	22	1,511
Equity Residential	7,449	518,674
First Industrial Realty Trust, Inc.	2,850	155,952
Invitation Homes, Inc.	5,530	195,043
Mid-America Apartment Communities, Inc.	1,433	200,290
Prologis, Inc.	4,746	598,233
Public Storage	1,752	518,452
Regency Centers Corporation	3,524	237,306
Rexford Industrial Realty, Inc.	1,671	83,734
STAG Industrial, Inc.	2,015	82,232
Sun Communities, Inc.	240	30,415
Welltower, Inc.	5,400	600,750
		5,420,913
TOTAL COMMON STOCKS (Cost $7,286,246)		6,850,021

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 5.23% (b)	33,184	33,184
TOTAL SHORT-TERM INVESTMENTS (Cost $33,184)		33,184

TOTAL INVESTMENTS - 99.8% (Cost $7,319,430)		6,883,205
Other Assets in Excess of Liabilities - 0.2%		13,973
TOTAL NET ASSETS - 100.0%		$6,897,178

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
plc - public limited company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

ETFB Green SRI REITs ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,850,021	$–	$–	$6,850,021
Money Market Funds	33,184	–	–	33,184
Total Investments	$6,883,205	$–	$–	$6,883,205

Refer to the Schedule of Investments for additional information.